Consolidated Statements of Financial Position - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and short-term securities	CAD 15,965	CAD 15,151
Debt securities	174,000	168,622
Public equities	21,545	19,496
Mortgages	44,742	44,193
Private placements	32,132	29,729
Policy loans	5,808	6,041
Loans to bank clients	1,737	1,745
Real estate	13,810	14,132
Other invested assets	24,483	22,760
Total invested assets (note 4)	334,222	321,869
Other assets
Accrued investment income	2,182	2,260
Outstanding premiums	1,148	845
Derivatives (note 5)	15,569	23,672
Reinsurance assets (note 8)	30,359	34,952
Deferred tax assets (note 6)	4,569	4,439
Goodwill and intangible assets (note 7)	9,840	10,107
Miscellaneous	7,337	7,360
Total other assets	71,004	83,635
Segregated funds net assets (note 22)	324,307	315,177
Total assets	729,533	720,681
Liabilities
Insurance contract liabilities (note 8)	304,605	297,505
Investment contract liabilities (note 9)	3,126	3,275
Deposits from bank clients	18,131	17,919
Derivatives (note 5)	7,822	14,151
Deferred tax liabilities (note 6)	1,281	1,359
Other liabilities	14,926	15,596
Financial liabilities	349,891	349,805
Long-term debt (note 11)	4,785	5,696
Capital instruments (note 12)	8,387	7,180
Segregated funds net liabilities (note 22)	324,307	315,177
Total liabilities	687,370	677,858
Equity
Contributed surplus	277	284
Shareholders' retained earnings	10,083	9,759
Shareholders' accumulated other comprehensive income (loss):
Pension and other post-employment plans	(364)	(417)
Available-for-sale securities	179	(394)
Cash flow hedges	(109)	(232)
Translation of foreign operations and real estate revaluation surplus	4,381	6,390
Total shareholders' equity	41,013	41,832
Participating policyholders' equity	221	248
Non-controlling interests	929	743
Total equity	42,163	42,823
Total liabilities and equity	729,533	720,681
Preferred shares [Member]
Equity
Issued shares (note 13)	3,577	3,577
Shareholders' accumulated other comprehensive income (loss):
Total equity	3,577	3,577
Common shares [Member]
Equity
Issued shares (note 13)	22,989	22,865
Shareholders' accumulated other comprehensive income (loss):
Total equity	CAD 22,989	CAD 22,865